Prepaid land use rights (Details) (CNY) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011 Y	Dec. 31, 2010
Prepaid land use rights
Land use rights, lease term (in years)	50
Cost	266,228	208,916
Less: accumulated amortization	(14,785)	(9,248)
Current portion of prepaid land use rights (recorded in other current assets)	5,555	4,178
Non-current portion of prepaid land use rights	245,888	195,490
Net	251,443	199,668